Derivative Financial Liabilities and Fair Value Measurements - Schedule of Derivative Warrant Liabilities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Liabilities and Fair Value Measurements [Abstract]
At January 1	£ 0	£ 0
Initial recognition on issuance of warrants	4,439,000	0	£ 0
Losses on warrant remeasurement	12,648,000	0	0
Exercise of warrants	(14,483,000)	0
Cancellation of warrants	(2,604,000)	0
At December 31	£ 0	£ 0	£ 0